Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 99.0%
Alabama - 1.5%
Alabama State University, Revenue Bonds,
BAM, 5.00%, 09/01/2040	$ 215,000	$ 222,048
City of Guin, General Obligation Unlimited,
Series B, BAM,
4.13%, 06/01/2035	135,000	136,518
County of Perry, General Obligation Unlimited,
Series B,
7.38%, 12/01/2030	180,000	180,227
Jacksonville Public Educational Building Authority, Revenue Bonds,
Series A, AG,
5.25%, 08/01/2048	1,000,000	1,019,828
Series A, BAM,
5.25%, 08/01/2049	175,000	179,013
Southeast Energy Authority Cooperative District, Revenue Bonds,
Series E,
5.00%, 10/01/2030	1,000,000	1,059,981
		2,797,615
Arizona - 3.1%
Arizona Industrial Development Authority, Revenue Bonds,
5.00%, 07/01/2055 (A)	170,000	145,526
Series A,
4.00%, 07/01/2034	80,000	75,415
5.00%, 07/01/2045 - 11/01/2047	1,400,000	1,401,919
5.50%, 11/01/2051	1,000,000	1,046,779
Series B,
4.00%, 07/01/2041	545,000	474,439
5.00%, 07/01/2028 - 07/01/2033	105,000	105,050
Industrial Development Authority of the City of Phoenix, Revenue Bonds,
Series A,
5.00%, 07/01/2041	120,000	119,451
La Paz County Industrial Development Authority, Revenue Bonds,
Series A,
4.00%, 02/15/2051	280,000	224,624
Maricopa County Industrial Development Authority, Revenue Bonds,
5.00%, 07/01/2036	110,000	108,225
Series A,
3.00%, 07/01/2031 (A)	650,000	609,593
Tempe Industrial Development Authority, Revenue Bonds,
5.00%, 12/01/2050 - 12/01/2054	425,000	390,357
Series A,
4.00%, 12/01/2038	25,000	23,554
5.63%, 12/01/2060	1,000,000	1,013,723
		5,738,655
Arkansas - 0.3%
Fayetteville Public Facilities Board, Revenue Bonds,
5.50%, 12/01/2054	500,000	508,475
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California - 2.4%
California Municipal Finance Authority, Revenue Bonds,
4.00%, 10/01/2046	$ 25,000	$ 22,407
5.00%, 11/15/2039	450,000	457,540
5.50%, 06/01/2054 (A)	850,000	787,513
Series A,
5.00%, 09/01/2046	150,000	148,875
5.13%, 06/01/2045	750,000	746,850
Series B,
5.00%, 05/15/2047	225,000	225,654
California Public Finance Authority, Revenue Bonds,
Series A,
5.00%, 06/15/2049 (A)	225,000	208,417
California School Finance Authority, Revenue Bonds,
Series A,
5.88%, 06/01/2053 (A)	700,000	702,503
California Statewide Communities Development Authority, Revenue Bonds,
Series A,
5.25%, 12/01/2034 - 12/01/2044	115,000	115,030
California Statewide Financing Authority, Revenue Bonds,
Series B,
6.00%, 05/01/2037	20,000	20,357
Oxnard School District, Certificate of Participation,
BAM, Fixed until 08/31/2026, 5.00% (B), 08/01/2045	500,000	500,308
Sacramento Area Flood Control Agency, Special Assessment,
Series A,
5.00%, 10/01/2047	455,000	456,748
		4,392,202
Colorado - 13.0%
Access 25 Metropolitan District No. 2, General Obligation Limited,
6.75%, 12/01/2053 (A)	1,000,000	1,028,893
Aerotropolis Regional Transportation Authority, Revenue Bonds,
5.75%, 12/01/2054 (A)	1,000,000	1,004,345
Brighton Crossing Metropolitan District No. 6, General Obligation Limited,
5.00%, 12/01/2035	525,000	530,352
Canyons Metropolitan District No. 5, General Obligation Limited,
Series B,
6.50%, 12/15/2054	1,000,000	981,076
Colorado Educational & Cultural Facilities Authority, Revenue Bonds,
4.00%, 09/01/2041	105,000	94,553
5.00%, 04/01/2038	600,000	605,716
Series A,
4.00%, 07/01/2044	900,000	804,728
5.00%, 06/01/2045 - 06/01/2054	550,000	535,869
Transamerica Funds

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Colorado Health Facilities Authority, Revenue Bonds,
Series A,
5.25%, 05/15/2048	$ 1,000,000	$ 1,014,329
Denver City & County Housing Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2045	500,000	504,437
Denver Health & Hospital Authority, Revenue Bonds,
Series A,
4.00%, 12/01/2037 - 12/01/2039	125,000	113,254
5.25%, 12/01/2045	40,000	40,007
Denver International Business Center Metropolitan District No. 1, General Obligation Limited,
6.00%, 12/01/2048	500,000	490,364
Fiddlers Business Improvement District, General Obligation Unlimited,
5.55%, 12/01/2047 (A)	400,000	405,567
Fletcher Regional Improvement Authority, Revenue Bonds,
Series A,
5.88%, 12/01/2056 (A)	1,000,000	969,511
Glen Metropolitan District No. 1, General Obligation Limited,
BAM, 2.00%, 12/01/2030	105,000	94,056
Glen Metropolitan District No. 2, General Obligation Limited,
Series A, BAM,
2.00%, 12/01/2030	200,000	188,464
Gold Hill North Business Improvement District, General Obligation Limited,
Series A,
5.60%, 12/01/2054 (A)	500,000	492,581
Grand River Hospital District, General Obligation Unlimited,
AG, 6.00%, 12/01/2045	670,000	752,875
Jefferson Center Metropolitan District No. 2, Revenue Bonds,
Series A,
6.00%, 12/01/2056 (A)	1,000,000	996,294
Lafferty Canyon Metropolitan District, General Obligation Limited,
Series A,
5.63%, 12/01/2055	1,500,000	1,512,004
Mirabelle Metropolitan District No. 2, General Obligation Limited,
Series B,
6.13%, 12/15/2049	500,000	490,099
Palisade Metropolitan District No. 2, Revenue Bonds,
Series B,
0.00% (C), 12/15/2054 (A)	1,500,000	1,474,469
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Peak Metropolitan District No. 1, General Obligation Limited,
Series A,
5.00%, 12/01/2051 (A)	$ 1,150,000	$ 973,426
Peak Metropolitan District No. 3, General Obligation Limited,
7.50%, 12/01/2052	500,000	504,835
St. Vrain Lakes Metropolitan District No. 4, General Obligation Limited,
Series A,
0.00% (C), 09/20/2054 (A)	2,000,000	1,497,692
Sterling Ranch Community Authority Board, Revenue Bonds,
Series B,
6.88%, 12/15/2055	1,000,000	996,594
Transport Metropolitan District No. 3, General Obligation Limited,
Series A-1,
4.13%, 12/01/2031	500,000	442,694
5.00%, 12/01/2041	1,365,000	1,089,015
Verve Metropolitan District No. 1, General Obligation Limited,
6.75%, 12/01/2052	1,000,000	1,014,234
Series A,
0.00% (C), 12/01/2054	1,340,000	1,049,944
Village Metropolitan District, General Obligation Limited,
Series A,
5.75%, 12/01/2055	1,000,000	1,007,595
		23,699,872
Connecticut - 1.1%
Aquarion Water Authority, Revenue Bonds,
Series C,
Zero Coupon, 08/01/2053 - 08/01/2055	3,500,000	816,158
Series E,
Zero Coupon, 08/01/2051 - 08/01/2053	4,550,000	1,163,666
		1,979,824
Delaware - 1.6%
Delaware State Economic Development Authority, Revenue Bonds,
Series A,
5.00%, 09/01/2046	550,000	539,177
Series B,
5.00%, 11/15/2038	30,000	30,865
5.25%, 11/15/2053	1,500,000	1,510,053
Town of Bridgeville, Special Tax,
5.63%, 07/01/2053 (A)	745,000	752,850
		2,832,945
District of Columbia - 3.0%
District of Columbia, Revenue Bonds,
4.00%, 07/01/2049	505,000	420,874
5.00%, 07/01/2039 - 07/01/2054	2,530,000	2,537,177
Series A,
5.00%, 07/01/2032 - 07/01/2048	900,000	891,930
Transamerica Funds

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
District of Columbia (continued)
District of Columbia, Tax Allocation,
Series B,
0.00% (C), 06/01/2049 (A)(D)	$ 2,500,000	$ 1,577,123
		5,427,104
Florida - 5.1%
Capital Projects Finance Authority, Revenue Bonds,
6.63%, 06/15/2059 (A)	445,000	453,136
City of Pompano Beach, Revenue Bonds,
2.88%, 09/01/2026	40,000	39,978
3.25%, 09/01/2030	20,000	19,629
County of Lake, Revenue Bonds,
5.00%, 01/15/2039 - 01/15/2054 (A)	1,475,000	1,308,418
Florida Development Finance Corp., Revenue Bonds,
4.00%, 07/01/2045	215,000	177,413
5.13%, 06/01/2040 (A)	375,000	378,491
Series A,
4.00%, 06/01/2030 - 06/15/2042	820,000	772,822
5.00%, 06/15/2029 - 06/01/2040	845,000	786,012
6.00%, 06/15/2045 (A)	1,000,000	1,046,008
10.00% (B), 07/15/2059 (A)(E)(F)	750,000	210,000
Florida Housing Finance Corp., Revenue Bonds,
Series 1, GNMA, FNMA, FHLMC,
1.65%, 01/01/2033	255,000	218,143
2.00%, 07/01/2032	75,000	65,712
Miami-Dade County Expressway Authority, Revenue Bonds,
Series A,
5.00%, 07/01/2039	25,000	25,043
Miami-Dade County Industrial Development Authority, Revenue Bonds,
5.25%, 06/15/2056	1,000,000	989,579
Palm Beach County Health Facilities Authority, Revenue Bonds,
5.00%, 11/15/2032	100,000	100,191
AG-CR, 5.00%, 11/01/2045	900,000	926,789
Series A,
5.00%, 11/01/2029 - 11/01/2036	160,000	167,032
Series B,
4.00%, 11/15/2041	500,000	472,370
Pinellas County Educational Facilities Authority, Revenue Bonds,
Series A,
4.00%, 06/01/2046 (A)	500,000	388,127
5.00%, 06/01/2056 (A)	1,000,000	824,540
		9,369,433
Georgia - 3.9%
Atlanta Development Authority, Revenue Bonds,
Series A-1,
5.25%, 07/01/2044	1,000,000	1,000,605
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Georgia (continued)
Atlanta Development Authority, Tax Allocation,
Series A,
5.50%, 04/01/2039 (A)	$ 750,000	$ 760,810
Atlanta Urban Residential Finance Authority, Revenue Bonds,
Series A, FNMA,
4.75%, 08/01/2044	750,000	734,550
DeKalb County Development Authority, Revenue Bonds,
Series A,
5.00%, 06/01/2040 - 06/01/2055	875,000	823,434
Development Authority of Lagrange, Revenue Bonds,
5.00%, 10/15/2052	2,710,000	2,246,093
Savannah Convention Center Authority, Revenue Bonds,
Series C, AG,
5.50%, 06/01/2050	1,450,000	1,519,903
		7,085,395
Idaho - 1.1%
Idaho Health Facilities Authority, Revenue Bonds,
3.50%, 09/01/2033	125,000	111,632
Idaho Housing & Finance Association, Revenue Bonds,
Series A,
4.00%, 05/01/2035	165,000	160,068
6.00%, 07/01/2049 - 07/01/2054 (A)	1,725,000	1,727,763
		1,999,463
Illinois - 3.8%
City of Chicago, General Obligation Unlimited,
7.52%, 01/01/2040	135,000	142,730
Series A, AG-CR,
5.00%, 01/01/2044	1,000,000	1,016,202
Series E, BAM,
6.00%, 01/01/2043	1,000,000	1,102,431
Illinois Finance Authority, Revenue Bonds,
4.00%, 10/01/2050	15,000	12,578
Series A,
4.00%, 05/01/2035 - 05/01/2040	265,000	253,761
5.00%, 11/01/2029 - 11/01/2031	85,000	85,470
Illinois State Toll Highway Authority, Revenue Bonds,
Series A,
5.00%, 01/01/2040	2,000,000	2,006,434
Northeastern Illinois University, Certificate of Participation,
4.00%, 10/01/2038	25,000	21,608
4.10%, 10/01/2041	20,000	16,879
BAM-TCRS,
3.85%, 10/01/2032	80,000	75,493
4.00%, 10/01/2038	590,000	523,882
4.10%, 10/01/2041	140,000	123,780
Transamerica Funds

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Northern Illinois University, Revenue Bonds,
BAM, 4.00%, 10/01/2043	$ 15,000	$ 13,800
Piatt Champaign & DeWitt Counties Community Unit School District No. 25, General Obligation Unlimited,
Series B,
5.00%, 11/01/2027	945,000	949,481
State of Illinois, General Obligation Unlimited,
6.63%, 02/01/2035	17,308	17,887
7.35%, 07/01/2035	12,857	13,678
Village of Oak Lawn, General Obligation Unlimited,
Series A,
3.35%, 12/01/2026	290,000	289,714
Village of Oak Park, General Obligation Unlimited,
Series A,
2.13%, 11/01/2038	315,000	233,044
		6,898,852
Indiana - 0.0% *
Indiana Finance Authority, Revenue Bonds,
Series B,
3.00%, 11/01/2030	30,000	29,155
Iowa - 0.5%
Iowa Finance Authority, Revenue Bonds,
5.88%, 10/01/2065	880,000	892,477
Kansas - 0.0% *
Wyandotte County-Kansas City Unified Government, Revenue Bonds,
NATL, Zero Coupon, 12/01/2027	80,000	75,955
Louisiana - 0.7%
City of Shreveport Water & Sewer, Revenue Bonds,
Series B, AG,
5.00%, 12/01/2041	275,000	278,405
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds,
3.88%, 11/01/2045 (A)	1,080,000	953,824
		1,232,229
Maine - 0.3%
Maine State Housing Authority, Revenue Bonds,
Series A,
4.65%, 11/15/2046	500,000	494,747
Maryland - 0.8%
County of Baltimore, Revenue Bonds,
4.00%, 01/01/2034	15,000	15,085
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds,
Series A,
5.50%, 01/01/2046	$ 125,000	$ 125,412
Series C, AG,
5.25%, 07/01/2050	1,200,000	1,239,593
		1,380,090
Massachusetts - 2.4%
Massachusetts Development Finance Agency, Revenue Bonds,
4.00%, 07/01/2041	15,000	13,694
5.00%, 10/01/2049	325,000	321,649
5.38%, 07/01/2056 (A)	380,000	363,198
6.00%, 10/01/2049	750,000	809,412
7.38%, 10/01/2035	600,000	603,398
Series A,
5.38%, 07/01/2056 (A)	1,555,000	1,523,578
Series E,
4.00%, 07/01/2038	100,000	94,264
5.00%, 07/01/2036	100,000	100,025
Series F,
4.00%, 07/01/2047	210,000	178,071
Series G,
5.25%, 07/01/2048	25,000	24,740
Series H, AG,
5.25%, 10/01/2033	340,000	345,417
Series L,
4.00%, 07/01/2044	25,000	21,781
		4,399,227
Michigan - 0.2%
Michigan Tobacco Settlement Finance Authority, Revenue Bonds,
Series C,
Zero Coupon, 06/01/2058	17,500,000	283,915
Minnesota - 1.4%
City of Apple Valley, Revenue Bonds,
Series A-2,
5.50%, 09/01/2055	600,000	609,678
5.63%, 09/01/2065	1,000,000	1,002,758
City of Mountain Lake Electric, Revenue Bonds,
Series B, AG,
5.00%, 12/01/2050	300,000	303,856
City of Woodbury, Revenue Bonds,
4.00%, 07/01/2056	215,000	151,123
County of Carlton, General Obligation Unlimited,
3.00%, 02/01/2027	20,000	19,999
Duluth Economic Development Authority, Revenue Bonds,
4.00%, 07/01/2041	635,000	547,178
		2,634,592
Transamerica Funds

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Mississippi - 0.1%
Mississippi Development Bank, Revenue Bonds,
Series A,
3.25%, 03/01/2036	$ 265,000	$ 204,980
Missouri - 0.5%
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds,
Series A,
5.00%, 02/01/2029	80,000	81,655
5.25%, 02/01/2054	500,000	500,174
Lees Summit Industrial Development Authority, Revenue Bonds,
Series A,
5.00%, 08/15/2032	250,000	253,362
		835,191
Nebraska - 0.5%
City of Blair Water System, Revenue Bonds,
6.10%, 05/15/2027	1,000,000	1,000,352
Nevada - 0.0% *
Carson City, Revenue Bonds,
Series A,
5.00%, 09/01/2037	65,000	65,335
New Hampshire - 3.9%
New Hampshire Business Finance Authority, Revenue Bonds,
Zero Coupon, 12/01/2031 - 12/01/2035 (A)	5,252,907	3,321,470
Zero Coupon, 12/15/2039 - 12/15/2041	3,250,000	1,253,631
5.75%, 08/01/2055	650,000	625,072
5.88%, 12/01/2032 - 12/15/2036 (A)	1,250,000	1,250,454
New Hampshire Health & Education Facilities Authority Act, Revenue Bonds,
5.00%, 10/01/2038	740,000	740,654
		7,191,281
New Jersey - 1.4%
Essex County Improvement Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2035 (E)(F)	500,000	5,000
5.13%, 12/01/2045 (E)(F)	30,000	300
New Brunswick Parking Authority, Revenue Bonds,
Series A,
5.00%, 09/01/2039	1,000,000	1,000,694
New Jersey Economic Development Authority, Revenue Bonds,
5.00%, 11/01/2035 - 11/01/2045	570,000	580,693
Series A,
5.13%, 09/01/2052 (A)	760,000	722,021
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Series A, AG,
5.00%, 07/01/2046	180,000	180,223
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
Passaic County Improvement Authority, Revenue Bonds,
5.00%, 07/01/2044	$ 65,000	$ 64,663
		2,553,594
New York - 3.4%
Brookhaven Local Development Corp., Revenue Bonds,
5.25%, 11/01/2029	30,000	30,127
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds,
Series A,
5.00%, 08/01/2037 - 08/01/2052	540,000	529,403
Build NYC Resource Corp., Revenue Bonds,
Series A,
4.00%, 06/15/2031 (A)	210,000	203,260
City of Ithaca, General Obligation Limited,
3.00%, 02/15/2034	25,000	22,029
3.13%, 02/15/2045	20,000	14,374
Genesee County Funding Corp., Revenue Bonds,
Series A,
5.50%, 12/01/2055	500,000	514,902
Monroe County Industrial Development Corp., Revenue Bonds,
Series A,
4.00%, 12/01/2039	390,000	362,641
New York City Industrial Development Agency, Revenue Bonds,
FGIC, CPI-YoY + 0.89%, 5.14% (B), 03/01/2027	20,000	20,013
New York State Dormitory Authority, Revenue Bonds,
5.00%, 10/01/2035	25,000	26,553
AG,
5.50%, 10/01/2054	765,000	798,023
New York Transportation Development Corp., Revenue Bonds,
6.00%, 06/30/2054	1,065,000	1,098,621
Oneida Indian Nation of New York, Revenue Bonds,
Series B,
6.00%, 09/01/2043 (A)	725,000	774,636
Southold Local Development Corp., Revenue Bonds,
3.50%, 12/01/2030	95,000	93,635
Troy Local Development Corp., Revenue Bonds,
5.00%, 09/01/2056	1,540,000	1,478,283
Village of Brewster, General Obligation Unlimited,
5.00%, 05/01/2033	50,000	52,394
Yonkers Economic Development Corp., Revenue Bonds,
Series A,
5.00%, 10/15/2054	165,000	143,422
		6,162,316
Transamerica Funds

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
North Carolina - 2.0%
North Carolina Medical Care Commission, Revenue Bonds,
5.00%, 11/01/2037	$ 150,000	$ 150,257
Series A,
4.00%, 01/01/2041	190,000	180,025
5.25%, 11/01/2046	1,455,000	1,493,280
Series B-1,
4.00%, 11/01/2031	1,000,000	984,021
Series C,
3.00%, 10/01/2036	25,000	22,275
5.00%, 10/01/2031 - 10/01/2036	835,000	835,812
		3,665,670
North Dakota - 2.3%
City of Grand Forks, Revenue Bonds,
4.00%, 12/01/2041 - 12/01/2051	195,000	164,385
AG-CR,
4.00%, 12/01/2037	1,125,000	1,080,778
Series A,
4.00%, 12/01/2047	395,000	328,025
5.00%, 12/01/2037	25,000	25,060
Series A, AG,
5.00%, 12/01/2043 - 12/01/2048	440,000	444,590
City of Horace, General Obligation Unlimited,
Series B,
3.00%, 05/01/2045	1,050,000	720,514
4.90%, 05/01/2051	800,000	796,966
Series C,
5.00%, 05/01/2050	650,000	607,249
		4,167,567
Ohio - 7.7%
City of Cleveland, Revenue Bonds,
5.38%, 09/15/2027 (D)	20,000	20,027
City of Norwood, Tax Allocation,
5.00%, 12/01/2041	500,000	511,651
Columbus-Franklin County Finance Authority, Revenue Bonds,
Series 2019-E,
4.00%, 05/15/2049	640,000	552,638
County of Hamilton, Revenue Bonds,
5.00%, 01/01/2036	1,500,000	1,500,352
5.50%, 01/01/2040	340,000	359,117
Series A,
5.50%, 01/01/2043	150,000	155,296
County of Lucas, Revenue Bonds,
Series B,
4.00%, 11/15/2045	180,000	151,948
County of Montgomery, Revenue Bonds,
Series A,
4.00%, 11/15/2038	395,000	371,056
Dayton-Montgomery County Port Authority, Revenue Bonds,
5.00%, 12/01/2054	470,000	453,409
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
Ohio Air Quality Development Authority, Revenue Bonds,
Series B,
4.35%, 06/30/2040	$ 525,000	$ 511,054
Ohio Higher Educational Facility Commission, Revenue Bonds,
5.00%, 07/01/2041	250,000	244,637
Series B,
4.00%, 07/01/2046	860,000	755,376
Port of Greater Cincinnati Development Authority, Revenue Bonds,
5.13%, 11/15/2054	400,000	403,075
State of Ohio, Revenue Bonds,
5.00%, 11/15/2034	35,000	36,021
Summit County Development Finance Authority, Revenue Bonds,
Series A, BAM,
5.50%, 07/01/2060	115,000	117,885
Warren County Port Authority, Revenue Bonds,
Series A,
6.70%, 12/01/2056	600,000	637,821
6.75%, 12/01/2056	1,540,000	1,651,464
Series C,
3.00%, 12/01/2031	790,000	716,217
Series D,
6.75%, 12/01/2058	1,595,000	1,704,504
Series D-1,
3.00%, 12/01/2030	395,000	371,036
Series E,
6.25%, 12/01/2055	2,200,000	2,260,291
Series H,
4.00%, 12/01/2041	570,000	515,952
		14,000,827
Oklahoma - 0.1%
Delaware County Educational Facilities Authority, Revenue Bonds,
4.63%, 09/01/2036	120,000	117,961
Oregon - 0.4%
Salem Hospital Facility Authority, Revenue Bonds,
4.00%, 05/15/2057	740,000	580,286
5.00%, 05/15/2038	180,000	181,433
		761,719
Pennsylvania - 3.4%
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds,
Series A,
5.25%, 05/01/2042 (A)(D)	1,000,000	1,023,298
Berks County Industrial Development Authority, Revenue Bonds,
Series A,
5.00%, 05/15/2037	325,000	325,996
Transamerica Funds

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Cumberland County Municipal Authority, Revenue Bonds,
4.00%, 01/01/2033	$ 10,000	$ 9,871
5.00%, 01/01/2039 - 01/01/2045	1,370,000	1,327,385
East Hempfield Township Industrial Development Authority, Revenue Bonds,
5.00%, 12/01/2031	30,000	30,008
Lancaster County Hospital Authority, Revenue Bonds,
Series A,
5.00%, 07/01/2035	150,000	149,247
Lancaster Industrial Development Authority, Revenue Bonds,
5.00%, 12/01/2044	85,000	83,645
Montgomery County Industrial Development Authority, Revenue Bonds,
5.00%, 11/15/2036	200,000	200,240
Series A,
4.00%, 10/01/2046	1,500,000	1,311,077
Pennsylvania Economic Development Financing Authority, Revenue Bonds,
4.00%, 07/01/2046	2,000,000	1,770,144
		6,230,911
Rhode Island - 0.3%
Rhode Island Health & Educational Building Corp., Revenue Bonds,
Series B, AG,
5.63%, 07/01/2065	600,000	600,391
South Carolina - 0.3%
South Carolina Jobs-Economic Development Authority, Revenue Bonds,
5.00%, 10/01/2026 (A)	115,000	115,156
Series A,
5.63%, 10/01/2050	500,000	501,297
		616,453
Tennessee - 2.1%
Bartlett Industrial Development Board, Tax Allocation,
6.20%, 07/01/2049 (A)	1,000,000	1,009,553
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds,
5.00%, 10/01/2035	90,000	89,997
Knox County Health Educational & Housing Facility Board, Revenue Bonds,
Series A-1, BAM,
5.50%, 07/01/2059	1,020,000	1,047,359
Rutherford County Health & Educational Facilities Board, Revenue Bonds,
Series A-1, BAM,
5.00%, 07/01/2045 - 07/01/2050	1,770,000	1,763,040
		3,909,949
Texas - 5.5%
Cedar Port Navigation & Improvement District, General Obligation Unlimited,
2.25%, 09/01/2037	565,000	431,261
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Cedar Port Navigation & Improvement District, General Obligation Unlimited, (continued)
Series A,
2.50%, 09/01/2037	$ 285,000	$ 224,277
City of Aubrey, Special Assessment,
BAM, 5.00%, 09/01/2045	55,000	56,390
City of Houston Hotel Occupancy Tax & Special, Revenue Bonds,
Series C, AG,
Zero Coupon, 09/01/2049	700,000	216,825
City of Rowlett, Special Assessment,
4.13%, 09/15/2041 (A)	448,000	403,439
4.25%, 09/15/2051 (A)	514,000	413,247
East Downtown Redevelopment Authority, Tax Allocation,
AG, 3.00%, 09/01/2037	500,000	436,314
Fort Bend County Municipal Utility District No. 174, General Obligation Unlimited,
AG, 4.00%, 09/01/2041	200,000	185,962
Harris County Municipal Utility District No. 165, General Obligation Unlimited,
3.10%, 03/01/2034	50,000	45,536
Harris County Municipal Utility District No. 319, General Obligation Unlimited,
BAM-TCRS, 4.50%, 09/01/2043	100,000	92,922
Harris County Municipal Utility District No. 531, General Obligation Unlimited,
BAM, 2.00%, 09/01/2036	30,000	22,604
Hidalgo County Regional Mobility Authority, Revenue Bonds,
Series A,
Zero Coupon, 12/01/2043	2,000,000	825,257
Lower Kirby Pearland Management District, General Obligation Unlimited,
3.00%, 09/01/2034	25,000	21,536
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds,
4.00%, 01/01/2029	130,000	130,718
5.00%, 01/01/2047 - 01/01/2055	2,215,000	2,074,667
5.38%, 01/01/2055	1,000,000	1,005,828
Series A-1, AG,
4.00%, 07/01/2043	25,000	23,272
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds,
5.00%, 10/01/2040 - 10/01/2049	740,000	737,020
Texas Municipal Gas Acquisition & Supply Corp. VI, Revenue Bonds,
5.00%, 01/01/2036	2,000,000	2,060,609
Van Alstyne Economic Development Corp., Revenue Bonds,
4.00%, 08/15/2031	240,000	226,996
Transamerica Funds

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Verandah Municipal Utility District, General Obligation Unlimited,
AG, 75.00%, 09/01/2028	$ 80,000	$ 185,733
AG, 99.00%, 09/01/2026 - 09/01/2027	140,000	215,148
		10,035,561
U.S. Virgin Islands - 0.2%
Virgin Islands Public Finance Authority, Revenue Bonds,
Series C, AG-CR,
5.00%, 10/01/2042 (D)	210,000	211,837
Virgin Islands Water & Power Authority - Electric System, Revenue Bonds,
Series 2010-C, AG,
6.85%, 07/01/2035	60,000	63,252
		275,089
Utah - 3.7%
Downtown East Streetcar Sewer Public Infrastructure District, General Obligation Limited,
6.00%, 03/01/2053 (A)	1,500,000	1,437,612
Lomond Heights Public Infrastructure District, Special Assessment,
Series A-2,
5.63%, 12/01/2055	500,000	495,518
Mida Mountain Village Public Infrastructure District, Tax Allocation,
Series 1,
5.13%, 06/15/2054 (A)	1,500,000	1,466,105
Series 2,
6.00%, 06/15/2054 (A)	1,500,000	1,540,268
Olympia Public Infrastructure District No. 1, General Obligation Limited,
Series A-1,
6.38%, 03/01/2055 (A)	1,000,000	1,024,147
South Salt Lake Redevelopment Agency, Tax Allocation,
6.25%, 04/15/2046 (A)	500,000	508,619
Utah Charter School Finance Authority, Revenue Bonds,
4.00%, 10/15/2045 - 04/15/2047	55,000	47,801
Series A,
4.00%, 10/15/2045 - 10/15/2046	200,000	175,957
		6,696,027
Virginia - 1.5%
Henrico County Economic Development Authority, Revenue Bonds,
5.00%, 10/01/2031	145,000	147,140
James City County Economic Development Authority, Revenue Bonds,
Series A,
6.88%, 12/01/2058	1,500,000	1,628,822
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Virginia (continued)
Virginia Small Business Financing Authority, Revenue Bonds,
Series A,
5.25%, 12/01/2046	$ 1,000,000	$ 1,037,980
		2,813,942
Washington - 2.8%
King County Public Hospital District No. 4, Revenue Bonds,
Series A,
6.63%, 12/01/2045	500,000	503,562
7.00%, 12/01/2060	1,000,000	1,015,149
Washington Health Care Facilities Authority, Revenue Bonds,
Series A-1,
4.00%, 08/01/2044	230,000	209,573
Series C,
5.00%, 10/01/2044	270,000	270,024
Washington State Housing Finance Commission, Revenue Bonds,
4.50%, 07/01/2055	840,000	762,767
5.00%, 07/01/2045	500,000	517,983
5.88%, 07/01/2043 (A)	850,000	897,824
6.38%, 07/01/2063 (A)	955,000	1,007,816
		5,184,698
West Virginia - 1.1%
County of Ohio Special District Excise Tax, Revenue Bonds,
Series A, AG,
5.50%, 06/01/2054	1,830,000	1,915,610
Wisconsin - 9.6%
Green Bay Housing Authority, Revenue Bonds,
2.00%, 04/01/2027	40,000	39,461
Peshtigo School District, Revenue Bonds,
4.75%, 03/01/2027	90,000	90,112
Public Finance Authority, Revenue Bonds,
Zero Coupon, 12/15/2034 - 12/15/2040 (A)	2,879,000	1,464,132
5.00%, 12/15/2036 (A)	491,130	481,612
5.25%, 11/15/2061	750,000	755,230
5.75%, 02/01/2066 (A)	500,000	484,497
6.00%, 11/15/2045 (A)	1,000,000	991,103
6.38%, 07/01/2043 (A)	230,000	238,542
6.63%, 07/01/2053 (A)	500,000	513,989
6.75%, 07/01/2058 (A)	520,000	536,012
Series 2025-A,
5.25%, 06/15/2045 - 06/15/2055	2,000,000	2,064,989
Series A,
4.00%, 07/01/2051	110,000	87,450
4.25%, 12/01/2051 (A)	1,500,000	1,191,600
5.00%, 05/15/2028 (A)	1,000,000	1,006,309
5.25%, 05/15/2037 (A)	1,430,000	1,435,130
5.25%, 06/15/2054	900,000	871,781
5.50%, 07/15/2056 (A)	500,000	479,180
6.75%, 06/01/2062 - 12/01/2065 (A)	1,650,000	1,650,828
Transamerica Funds

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Wisconsin (continued)
Public Finance Authority, Tax Allocation,
5.00%, 08/01/2039	$ 1,450,000	$ 1,462,909
Wisconsin Health & Educational Facilities Authority, Revenue Bonds,
3.00%, 12/01/2031	85,000	74,560
5.75%, 08/15/2059	500,000	513,096
6.13%, 10/01/2059	955,000	987,756
		17,420,278
Total Municipal Government Obligations (Cost $185,743,352)		180,577,924
CORPORATE DEBT SECURITY - 0.0% *
Commercial Services & Supplies - 0.0% *
Wildflower Improvement Association
6.63%, 03/01/2031 (A)(D)	104,655	102,053
Total Corporate Debt Security (Cost $103,635)		102,053

	Shares	Value
WARRANT - 0.0%
Ground Transportation - 0.0%
BL Train Holdings West LLC, Exercise Price USD 0, Expiration Date 12/01/2035(D)(F)(G)(H)	15,016	$ 0
Total Warrant (Cost $0)		0
Total Investments (Cost $185,846,987)		180,679,977
Net Other Assets (Liabilities) - 1.0%		1,761,134
Net Assets - 100.0%		$ 182,441,111
INVESTMENT VALUATION:

Valuation Inputs (I)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Municipal Government Obligations	$—	$180,577,924	$—	$180,577,924
Corporate Debt Security	—	102,053	—	102,053
Warrant	—	0	—	0
Total Investments	$—	$180,679,977	$—	$180,679,977
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the total value of 144A securities is $51,258,108, representing 28.1% of the
Fund's net assets.

(B)
Floating or variable rate security. The rate disclosed is as of July 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of July 31, 2026; the maturity date disclosed is the ultimate maturity date.
Transamerica Funds

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(D)	Restricted security. At July 31, 2026, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds, Series A, 5.25%, 05/01/2042	07/12/2024	$989,670	$1,023,298	0.5%
Municipal Government Obligations	City of Cleveland Revenue Bonds, 5.38%, 09/15/2027	07/27/2015	20,062	20,027	0.0%*
Municipal Government Obligations	District of Columbia Tax Allocation, Series B, 0.00%, 06/01/2049	05/01/2024	1,302,435	1,577,123	0.9%
Municipal Government Obligations	Virgin Islands Public Finance Authority Revenue Bonds, Series C, AG-CR, 5.00%, 10/01/2042	06/03/2024	210,010	211,837	0.1%
Corporate Debt Securities	Wildflower Improvement Association 6.63%, 03/01/2031	12/10/2020	102,746	102,053	0.1%
Warrant	BL Train Holdings West LLC Exercise Price USD 0, Expiration Date 12/01/2035	02/21/2025	0	0	0.0%
			$2,624,923	$2,934,338	1.6%

(E)
Security in default; no interest payments received and/or dividends declared during the last 12 months. At July 31, 2026, the value of this security is
$215,300, representing 0.1% of the Fund's net assets.

(F)	Non-income producing security.
(G)	Fair valued as determined in good faith in accordance with TAM's procedures. At July 31, 2026, the total value of the securities is $0, representing 0.0% of the Fund’s net assets.
(H)	Security deemed worthless.
(I)
There were no transfers in or out of Level 3 during the period ended July 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
CPI-YoY	Consumer Price Index- Year Over Year
CR	Custodial Receipts
MUNICIPAL INSURER ABBREVIATION(S):
AG	Assured Guaranty, Inc.
BAM	Build America Mutual Assurance Co.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.
TCRS	Temporary Custodian Receipts
Transamerica Funds

Transamerica High Yield Muni

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica High Yield Muni (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Transamerica Funds

Transamerica High Yield Muni

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Transamerica Funds